SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Impairment of leasehold improvements			$ 27,696	$ 0
Defined Benefit Pension Obligation
Projected benefit obligation	$ 552,080		833,487	568,389
Plan assets, fair value			1,591,671	983,942
Underfunded net benefit obligation			833,487	568,389
Net periodic cost of the plan			101,356	48,002
Comprehensive Loss
Foreign currency translation gain (loss)	301,901	$ (486,623)	$ (1,250,390)	$ (174,246)
Error Correction, Other [Member]
Reclassification of prepayments	$ 598,036